Segments and Geographic Information - Summary of Significant Revenues in Following Regions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 1,815	$ 1,588	$ 3,437	$ 3,237	$ 7,017	$ 6,147
North America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	1,470	1,318	2,770	2,667	5,632	4,779
Asia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	269	162	482	340	943	905
Europe [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	70	101	160	210	393	355
All Other Regions [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenues	$ 6	$ 7	$ 25	$ 20	$ 49	$ 108